Cash and cash equivalents and financial investments (Details 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fair value through profit or loss	$ 204	$ 531
Amortized cost	2,525	4,314
Total	2,729	4,845
Current	2,726	4,263
Non-current	3	582
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Fair value through profit or loss	204	531
Amortized cost	2,492	2,308
Total	2,696	2,839
Current	2,693	2,257
Non-current	3	582
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Fair value through profit or loss
Amortized cost	33	2,006
Total	33	2,006
Current	33	2,006
Non-current